Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended
	Jan. 30, 2024	Jan. 23, 2024	Feb. 29, 2024	Feb. 29, 2024	Mar. 31, 2024	Mar. 31, 2024	Apr. 30, 2024	Apr. 30, 2024	May 31, 2024	May 31, 2024	Jun. 30, 2024	Jun. 30, 2024	Jul. 31, 2024	Jul. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Oct. 31, 2024	Oct. 31, 2024	Nov. 30, 2024	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Jan. 31, 2025	Jan. 31, 2025	Feb. 28, 2025	Feb. 28, 2025	Mar. 31, 2025	Mar. 31, 2025	Apr. 30, 2025	Apr. 30, 2025	May 31, 2025	May 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Jul. 31, 2025	Jul. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Oct. 31, 2025	Oct. 31, 2025
C000247204
Account Value [Line Items]
Accumulated Value		$ 10,000	$ 9,960		$ 10,383			$ 10,654		$ 10,754	$ 10,612		$ 10,268		$ 10,278		$ 10,688			$ 10,606		$ 10,596		$ 10,686		$ 11,150	$ 11,139			$ 11,578	$ 11,100		$ 11,100		$ 11,356		$ 11,398		$ 11,687			$ 11,983		$ 12,296
C000247205
Account Value [Line Items]
Accumulated Value		10,000	9,960		10,383			10,663		10,764	10,619		10,275		10,285		10,693			10,612		10,602		10,689		11,153	11,142			11,578	11,101		11,101		11,354		11,397		11,685			11,978		12,291
C000247206
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,300		$ 10,750	$ 10,050		$ 10,520			$ 10,320		$ 11,110		$ 10,970		$ 11,020	$ 10,760		$ 11,790		$ 10,961		$ 11,272			$ 10,610	$ 9,807			$ 9,476		$ 10,158		$ 10,750		$ 10,951		$ 11,513	$ 11,583		$ 11,473
C000247207
Account Value [Line Items]
Accumulated Value	10,000			10,300		10,750	10,050		10,530			10,320		11,110		10,970		11,010	10,760		11,790		10,956		11,267			10,614	9,802			9,471		10,153		10,745		10,935		11,507	11,578		11,467
Harbor Index: S&P 500 Index(GZ5K Only)
Account Value [Line Items]
Accumulated Value		10,000	10,495		10,833			10,390		10,905	11,297		11,434		11,712		11,962			11,853		12,549		12,250		12,591	12,427			11,727	11,647		12,380		13,010		13,302		13,571			14,067		14,396
Harbor Index: S&P 500 Index(GZ5K Only)
Account Value [Line Items]
Accumulated Value		10,000	10,495		10,833			10,390		10,905	11,297		11,434		11,712		11,962			11,853		12,549		12,250		12,591	12,427			11,727	11,647		12,380		13,010		13,302		13,571			14,067		14,396
Harbor Index: S&P 500 Index(GZ5Q Only)
Account Value [Line Items]
Accumulated Value	10,000			10,365		10,698	10,261		10,770			11,156		11,292		11,566		11,813	11,706		12,393		12,098		12,435			12,272	11,581			11,502		12,226		12,848		13,136		13,403	13,892		14,217
Harbor Index: S&P 500 Index(GZ5Q Only)
Account Value [Line Items]
Accumulated Value	10,000			10,365		10,698	10,261		10,770			11,156		11,292		11,566		11,813	11,706		12,393		12,098		12,435			12,272	11,581			11,502		12,226		12,848		13,136		13,403	13,892		14,217
Harbor Index: Bloomberg Commodity Index (GZ5K Only)
Account Value [Line Items]
Accumulated Value		10,000	9,961		10,291			10,567		10,753	10,588		10,160		10,165		10,659			10,462		10,504		10,611		11,031	11,117			11,554	10,998		10,935		11,198		11,147		11,362			11,606		11,942
Harbor Index: Bloomberg Commodity Index (GZ5K Only)
Account Value [Line Items]
Accumulated Value		$ 10,000	$ 9,961		$ 10,291			$ 10,567		$ 10,753	$ 10,588		$ 10,160		$ 10,165		$ 10,659			$ 10,462		$ 10,504		$ 10,611		$ 11,031	$ 11,117			$ 11,554	$ 10,998		$ 10,935		$ 11,198		$ 11,147		$ 11,362			$ 11,606		$ 11,942
Harbor Index: Russell 2000® Index (GZ5Q Only)
Account Value [Line Items]
Accumulated Value	10,000			10,307		10,676	9,924		10,422			10,326		11,375		11,205		11,283	11,120		12,340		11,321		11,618			10,996	10,248			10,011		10,546		11,119		11,312		12,120	12,497		12,723
Harbor Index: Russell 2000® Index (GZ5Q Only)
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,307		$ 10,676	$ 9,924		$ 10,422			$ 10,326		$ 11,375		$ 11,205		$ 11,283	$ 11,120		$ 12,340		$ 11,321		$ 11,618			$ 10,996	$ 10,248			$ 10,011		$ 10,546		$ 11,119		$ 11,312		$ 12,120	$ 12,497		$ 12,723